ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		11 Months Ended	12 Months Ended
	Jul. 27, 2016 shares	Nov. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) a	Dec. 31, 2022 USD ($)	Dec. 31, 2024 BRL (R$)	Nov. 06, 2024	Dec. 31, 2023 BRL (R$) a
Product Information [Line Items]
Outstanding securities precentage			59.40%			59.40%
Revenues			$ 667,131
Total segment assets			2,380,910
Proceeds from Issuance or Sale of Equity			1,595,750
Gross Profit			265,694
Cash insurred			$ 40,373			R$ 250,000
Apollo Resources Corporation [Member]
Product Information [Line Items]
Gross Profit
Cash insurred				$ 3,652				R$ 250,000
Area of land | a				56,290				56,290
Other Machinery and Equipment [Member]
Product Information [Line Items]
Property and equipment estimated useful Life			10 years			10 years
Vehicles [Member]
Product Information [Line Items]
Property and equipment estimated useful Life			5 years			5 years
Computer Equipment [Member]
Product Information [Line Items]
Property and equipment estimated useful Life			3 years			3 years
3 Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Revenue percentage			58.00%
Mineracao Jupiter Ltd [Member]
Product Information [Line Items]
Ownership percentage	99.99%				99.99%
Number of shares issued | shares	4,000,000
Mineracao Jupiter Ltd [Member] | Apollo Resources Corporation [Member]
Product Information [Line Items]
Ownership percentage					99.99%
Atlas Lthium Corp [Member]
Product Information [Line Items]
Ownership percentage			32.70%			32.70%	44.66%
Atlas Lthium Corp [Member] | Apollo Resources Corporation [Member]
Product Information [Line Items]
Ownership percentage				58.71%				58.71%
Marc Fogassa [Member]
Product Information [Line Items]
Ownership percentage							39.87%
Mineracao Apollo Ltda Mineracao Duas Barras Ltda And RST Mineracao Ltda [Member]
Product Information [Line Items]
Ownership percentage					100.00%